Loans and Borrowings	6 Months Ended
Jun. 30, 2026
Loans and Borrowings [Abstract]
Loans and Borrowings
13.	Loans and Borrowings

(a)	In connection with the acquisition of Holigen, the Company assumed a total loan of €124,890 from an arm’s length parties. The loans are non-interest bearing, unsecured and have no specific terms of repayment. As at June 30, 2026, the loan balance of $142,462 (December 31, 2025 – $146,614) remains outstanding.

(b)	During the year ended December 31, 2023, the Company received loans of CAD$105,000 ($77,450) from an arm’s length parties. The loans bear interest of 18% per annum, unsecured and payable within 12 months. During the year ended December 31, 2025, the Company recorded interest expense of $4,706 and paid these loans in full.

(c)	During the year ended December 31, 2023, the Company received loans of CAD$86,880 ($65,507) from an arm’s length parties. The loans bear interest of 7% per annum, unsecured and payable within 12 months.

During the year ended December 31, 2024, the Company received additional loans of CAD$87,133 ($65,282) from an arm’s length parties. These loans bear the same interest of 7% per annum, unsecured and payable within 12 months.

The Company made a partial repayments of $102,585 during the year ended December 31, 2025. During the six months ended June 30, 2026, the Company recorded interest expense of $1,180 (2025 – $3,422) from these loans. As at June 30, 2026, the remaining loans balance including accrued interest was $40,018 (December 31, 2025 – $38,838).

(d)	In connection with the acquisition of First Towers (note 4), the Company assumed a total loans of CAD$237,061 ($171,247) from an arm’s length parties. Of the loans, CAD$137,061 ($100,000) bears interest at 12% per annum - compounded monthly and not in advance, and due on demand and the remaining CAD$100,000 ($71,247) is non-interest bearing, unsecured and have no specific terms of repayment. During the six months ended June 30, 2026, the Company recorded interest expense of $28,069 (2025 – $nil). As at June 30, 2026, the loans balance including accrued interest was $390,414 (December 31, 2025 – $373,051) remains outstanding.